Revenue - Group's revenues from the geographical areas (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Revenues from geographic areas
Total revenues	$ 983,306	¥ 6,845,580	¥ 5,387,577	¥ 3,740,455
PRC, excluding Hong Kong
Revenues from geographic areas
Total revenues		5,880,969	4,816,463	3,435,661
Hong Kong
Revenues from geographic areas
Total revenues		952,508	554,376	286,807
Others
Revenues from geographic areas
Total revenues		¥ 12,103	¥ 16,738	¥ 17,987